Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 7,641,814	¥ 7,355,644
Stock price risk [Member] | Equity swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		19,720
Stock price risk [Member] | Equity swaps [member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		¥ 19,720
Derivative Financial Instruments-Net [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity Period of Hedging Instrument	more than 12 months	more than 12 months
Derivative Financial Instruments-Net [Member] | Interest Rate Swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 8,264,813	¥ 8,117,678
Derivative Financial Instruments-Net [Member] | Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 185,621	¥ 170,150